SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 02, 2019	Jun. 30, 2019	Jun. 30, 2018
Subsequent Event [Line Items]
Proceeds from issuance of ordinary shares		$ 7,123	$ 20,055
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of ordinary shares	$ 15,500
Issuance of ordinary shares	5,211,878